Organization and Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Organization and Significant Accounting Policies

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization—Bright Horizons Family Solutions Inc. (“Bright Horizons” or the “Company”) provides workplace services for employers and families throughout the United States, Puerto Rico, Canada, the United Kingdom, Ireland, the Netherlands, and India. Workplace services include center-based child care, education and enrichment programs, elementary school education, back-up dependent care (for children and elders), before and after school care, college preparation and admissions counseling, tuition reimbursement program management, and other family support services.

The Company operates its child care and early education centers under various types of arrangements, which generally can be classified into two categories: (i) the management or cost plus (“Cost Plus”) model, where Bright Horizons manages a work-site child care and early education center under a cost-plus arrangement with an employer sponsor, and (ii) the profit and loss (P&L) model, where the Company assumes the financial risk of the child care and early education center’s operations. The P&L model may be operated under either (a) the sponsor model, where Bright Horizons provides child care and early educational services on a priority enrollment basis for employees of an employer sponsor, or (b) the lease/consortium model, where the Company provides priority child care and early education to the employees of multiple employers located within a real estate developer’s property or the community at large. Under each model type the Company retains responsibility for all aspects of operating the child care and early education center, including the hiring and paying of employees, contracting with vendors, purchasing supplies, and collecting tuition and related accounts receivable.

2013 Initial Public Offering—On January 30, 2013, the Company completed an initial public offering (“the Offering”) and, after the exercise of the overallotment option on February 21, 2013, issued a total of 11.6 million shares of common stock in exchange for $233.3 million, net of offering costs. The Company used the proceeds of the Offering, as well as certain amounts from the 2013 refinancing discussed below, to repay the principal and accumulated interest under its senior notes outstanding on January 30, 2013.

On January 11, 2013, the Company effected a 1–for–1.9704 reverse split of its Class A common stock. All previously reported Class A per share and Class A share amounts in the accompanying financial statements and related notes have been retroactively adjusted to reflect the reverse stock split.

In addition, the Company converted each share of its Class L common stock into 35.1955 shares of Class A common stock, and, immediately following the conversion of its Class L common stock, reclassified the Class A common stock into common stock, for which 475 million shares were authorized. The Company also authorized 25 million shares of undesignated preferred stock for issuance.

2013 Refinancing—On January 30, 2013, the Company entered into new $890.0 million senior secured credit facilities to refinance all of the existing indebtedness under the senior credit facilities and the senior subordinated notes and to modify certain provisions of the senior credit facilities. Significant terms of the refinancing are as follows:

•	$790.0 million term loan facility with a maturity date in 2020;

•	$100.0 million revolving credit facility with a maturity date in 2018;

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The applicable margin percentages for the loan facilities are 2.0% per annum for base rate loans and 3.0% per annum for LIBOR rate loans provided that the base rate for the term loan may not be lower than 2.0% and LIBOR may not be lower than 1.0%.

The refinancing, which reduced the Company’s overall weighted average interest rate, resulted in a loss on extinguishment of debt of approximately $63.0 million, including redemption premiums on the senior notes, the senior subordinated notes and the Series C new term loans, and the write-off of deferred financing costs associated with this indebtedness, which we recorded in the first quarter of 2013. See Note 9, “Credit Arrangements and Debt Obligations”, for additional information regarding long-term debt.

Basis of Presentation—On May 28, 2008, Bright Horizons Family Solutions, Inc. (the “Predecessor”) completed a transaction (the “Merger”) with investment funds affiliated with Bain Capital Partners, LLC (the “Sponsor”), pursuant to which a wholly-owned merger subsidiary was merged with and into the Predecessor, which converted to a single member limited liability corporation (LLC), Bright Horizons Family Solutions LLC, and continued as the surviving corporation. Bright Horizons Family Solutions LLC is a wholly-owned subsidiary of Bright Horizons Capital Corp., which is in turn a wholly- owned subsidiary of Bright Horizons Family Solutions Inc., which is controlled by investment funds affiliated with the Sponsor. In July 2012, Bright Horizons Family Solutions Inc. changed its name from Bright Horizons Solutions Corp.

As part of the Merger, a new basis of accounting was established and the purchase price was allocated to the assets acquired and liabilities assumed based on their fair values.

Principles of Consolidation—The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions have been eliminated in consolidation.

Reclassifications—Certain reclassifications have been made to the prior year balances to conform to the current year’s presentation, with no impact on prior year earnings or shareholders’ equity.

Use of Estimates—The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, as well as the reported amounts of revenue and expenses during the reporting period. The Company’s significant accounting policies in the preparation of the consolidated financial statements relate to revenue recognition, goodwill and other intangibles, income taxes and common stock valuation and stock-based compensation. Actual results may differ from management’s estimates.

Foreign Operations—The functional currency of the Company’s foreign subsidiaries is their local currency. The assets and liabilities of the Company’s foreign subsidiaries are translated into U.S. dollars at exchange rates in effect at the balance sheet date. Income and expense items are translated at the average exchange rates prevailing during the period. The cumulative translation effect for subsidiaries using a functional currency other than the U.S. dollar is included in accumulated other comprehensive income or loss as a separate component of stockholders’ equity.

The Company’s intercompany accounts are denominated in the functional currency of the foreign subsidiary. Gains and losses resulting from the remeasurement of intercompany receivables that the Company considers to be of a long-term investment nature are recorded as a cumulative translation adjustment in accumulated other comprehensive income or loss as a separate component of stockholders’ equity, while gains and losses resulting from the remeasurement of intercompany receivables from those foreign subsidiaries for which the Company anticipates settlement in the foreseeable future are recorded in the consolidated statement of operations. The net gains and losses recorded in the consolidated statements of operations for the years ended December 31, 2010 and 2012 were not significant. The Company recorded a net foreign currency gain of $0.8 million in the consolidated statement of operations for the year ended December 31, 2011 as a result of the settlement of an intercompany note during the year. There were no settlements of intercompany notes during the year ended December 31, 2012.

Fair Value of Financial Instruments—The Company estimates fair value for certain assets and liabilities and categorizes them based upon the level of judgment associated with the inputs used to measure their fair value and the level of market price observability.

The Company also develops internal estimates of fair value when the volume and level of activity for the asset or liability has significantly decreased or in those circumstances that indicate when a transaction is not orderly.

Financial instruments measured and reported at fair value are classified in one of the following categories:

Level 1—Quoted prices are available in active markets for identical investments as of the reporting date.

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The hierarchy requires the use of observable market data when available. The Company considers relevant and observable market prices in its valuations where possible.

Fair value measurements, including those categorized as Level 3, are prepared and reviewed at each reporting period.

The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable, and short and long-term debt. The fair value of the Company’s financial instruments approximates their carrying value. The following table shows the carrying value and the fair value of the Company’s long-term debt at December 31, 2011 and 2012 (in millions):

	December 31, 2011		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt	$825	$898	$927	$973

The fair value of the Company’s long-term debt was based on quoted market prices when available. When quoted market prices were not available, the fair value of long-term debt was based on quoted market prices of comparable instruments adjusted for differences between the quoted instruments and the instruments being valued, or was estimated using discounted cash flow analyses, based on current incremental borrowing rates for similar types of borrowing arrangements. The Company based its determination of fair value on quoted market prices for the Company’s Tranche B and Series C term loans, which are classified within Level 1 of the fair value hierarchy. The Company based its determination of fair value on current incremental borrowing rates for similar debt for the senior notes and senior subordinated notes, which are classified within Level 2 of the fair value hierarchy. Significant increases/decreases in yields and borrowing rates could result in significantly higher (lower) fair value measurements. The Company’s interest rate cap for its Tranche B term loans is carried at fair value and is included in other assets on the consolidated balance sheets. The interest rate cap was valued at less than $0.1 million at December 31, 2011 and 2012. The fair value of the Company’s interest rate cap is based on model-derived valuations that use observable inputs and market data, which are classified as Level 2 of the fair value hierarchy. Gains and losses associated with changes in the fair value of the interest rate cap are included in interest expense on the consolidated statements of operations.

See Note 9, “Credit Arrangements and Debt Obligations”, for additional information regarding long-term debt and the interest rate cap.

The Company’s policy with respect to transfers between levels of the fair value hierarchy is to recognize transfers into and out of each level as of the end of the reporting period. There have been no transfers between levels during the years ending December 31, 2010, 2011 and 2012.

Concentrations of Credit Risk—Financial instruments that potentially expose the Company to concentrations of credit risk consist mainly of cash and cash equivalents and accounts receivable. The Company mitigates its exposure by maintaining its cash and cash equivalents in financial institutions of high credit standing. The Company’s accounts receivable, which are derived primarily from the services it provides, are dispersed across many clients in various industries with no single client accounting for more than 10% of the Company’s net revenue or accounts receivable. The Company believes that no significant credit risk exists at December 31, 2011 and 2012.

Cash and Cash Equivalents—The Company considers all highly liquid investments with maturities when purchased of three months or less to be cash equivalents. Cash equivalents consist primarily of institutional money market accounts.

The Company’s cash management system provides for the funding of the main bank disbursement accounts on a daily basis as checks are presented for payment. Under this system, outstanding checks may be in excess of the cash balances at certain banks, creating book overdrafts. There were no book overdrafts at December 31, 2011 and 2012.

Accounts Receivable—The Company generates accounts receivable from fees charged to parents and employer sponsors and, to a lesser degree, government agencies. The Company monitors collections and payments and maintains a provision for estimated losses based on historical trends, in addition to provisions established for specific collection issues that have been identified. Accounts receivable are stated net of this allowance for doubtful accounts.

Activity in the allowance for doubtful accounts is as follows (in thousands):

	Years ended December 31,
	2010	2011	2012
Beginning balance	$1,675	$1,691	$1,514
Provision	1,516	1,043	734
Write offs and adjustments	(1,500)	(1,220)	(621)

Ending balance	$1,691	$1,514	$1,627

Fixed Assets—Property and equipment, including leasehold improvements, are carried at cost less accumulated depreciation or amortization. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or their estimated useful lives. The cost and accumulated depreciation of assets sold or otherwise disposed of are removed from the consolidated balance sheet and the resulting gain or loss is reflected in the consolidated statements of operations.

Expenditures for maintenance and repairs are expensed as incurred, whereas expenditures for improvements and replacements are capitalized. Depreciation is included in cost of services and selling, general and administrative expenses depending on the nature of the expenditure.

Goodwill and Intangible Assets—Goodwill represents the excess of cost over the fair value of the net tangible and identifiable intangible assets acquired in a business combination. The Company’s intangible assets principally consist of various customer relationships and contractual rights, and trade names.

Goodwill and intangible assets with indefinite lives are not subject to amortization, but are tested annually for impairment or more frequently if there are indicators of impairment. The Company tests goodwill for impairment by comparing the fair value of each reporting unit to its carrying value. The Company performs its annual impairment test as of December 31. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. Fair value for each reporting unit is determined by estimating the present value of expected future cash flows, which are forecasted for each of the next ten years, applying a long-term growth rate to the final year, discounted using the Company’s estimated discount rate. If the fair value of the Company’s reporting unit exceeds its carrying amount, the goodwill of the reporting unit is considered not impaired. If the carrying amount of the Company’s reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment loss, if any. The second step of the goodwill impairment test, used to measure the amount of impairment loss, compares the implied fair value of the affected reporting unit’s goodwill with the carrying value of that goodwill. No goodwill impairment losses were recorded in the years ended December 31, 2010, 2011, or 2012.

We test certain trademarks that are included in our indefinite-lived intangible assets, by comparing the fair value of the trademarks with their carrying value. We estimate the fair value first by estimating the total revenue attributable to the trademarks and then by applying a royalty rate determined by an analysis of empirical, market-derived royalty rates for guideline intangible assets, consistent with the initial valuation and then comparing the estimated fair value of our trademarks with the carrying value. This approach takes into effect level 3 and unobservable inputs. Impairment losses of $0.4 million were recorded in the years ended December 31, 2011 and 2012 in relation to certain trade names with indefinite lives, which have been included in selling, general and administrative expenses. No impairment losses were recorded in the year ended December 31, 2010 in relation to intangible assets.

Intangible assets that are separable from goodwill and have determinable useful lives are valued separately and are amortized over the estimated period benefited, ranging from four to seventeen years. Intangible assets related to parent relationships are amortized using the double declining balance method over their useful lives. All other intangible assets are amortized on a straight line basis over their useful lives.

Impairment of Long-Lived Assets—The Company reviews long-lived assets for possible impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Impairment is assessed by comparing the carrying amount of the asset to the estimated undiscounted future cash flows over the asset’s remaining life. If the estimated cash flows are less than the carrying amount of the asset, an impairment loss is recognized to reduce the carrying amount of the asset to its estimated fair value less any disposal costs. Fair value can be determined using discounted cash flows and quoted market prices based on level 3 inputs. The Company recorded fixed asset impairment losses of $0.1 million, $0.8 million and $0.3 million in the years ended December 31, 2010, 2011 and 2012, respectively, which have been included in cost of sales.

Deferred Revenue—The Company records deferred revenue for prepaid tuition and management fees and amounts received from consulting projects in advance of services being performed. The Company is also a party to agreements where the performance of services extends beyond the current operating cycle. In these circumstances, the Company records a long-term obligation and recognizes revenue over the period of the agreement as the services are rendered.

Leases and Accrued Rent—The Company leases space for certain of its centers and corporate offices. Leases are evaluated and classified as operating or capital for financial reporting purposes. The Company recognizes rent expense from operating leases with periods of free rent, tenant allowances and scheduled rent increases on a straight-line basis over the applicable lease term. The difference between rents paid and straight-line rent expense is recorded as accrued rent.

Discount on Long-Term Debt—Original issue discounts on the Company’s debt are recorded as a reduction of long-term debt and are amortized over the life of the related debt instrument in accordance with the effective interest method. Amortization expense is included in interest expense in the consolidated statements of operations.

Deferred Financing Costs—Deferred financing costs are recorded as a reduction of long-term debt and are amortized over the life of the related debt instrument in accordance with the effective interest method. Amortization of this expense is included in interest expense in the consolidated statements of operations.

Other Long-Term Liabilities—Other long-term liabilities consist primarily of amounts payable to clients, pursuant to terms of operating agreements or for deposits held by the Company, and obligations for uncertain tax positions.

Income Taxes—The Company accounts for income taxes using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for tax carryforwards, such as net operating losses. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the provision for income taxes in the period that includes the enactment date. The Company records a valuation allowance to reduce the carrying amount of deferred tax assets if it is more likely than not that such asset will not be realized. Additional income tax expense is recognized as a result of recording valuation allowances. The Company does not recognize a tax benefit on losses in foreign operations where it does not have a history of profitability. The Company records penalties and interest on income tax related items as a component of tax expense.

Obligations for uncertain tax positions are recorded based on an assessment of whether the position is more likely than not to be sustained by the taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits in income tax expense.

Noncontrolling Interest—The Company recorded the redeemable noncontrolling interest from its initial acquisition of a 63% ownership interest of a company in the Netherlands at fair value at the date of acquisition. The difference between the acquisition price and carrying value of the redeemable non-controlling interest of any additional interest acquired is recorded as an adjustment to additional paid in capital. Any accumulated other comprehensive income (loss) associated with the additional acquired interest is recorded as other comprehensive income (loss) of the Company.

In connection with the initial acquisition, the Company entered into put and call option agreements with the minority shareholders for the purchase of the noncontrolling interest at a future date at a value based on a contractually determined formula. As a result of the option agreements, the noncontrolling interest is considered redeemable and is classified as temporary equity on the Company’s consolidated balance sheet.

The noncontrolling interest is reviewed at each subsequent reporting period and adjusted, as needed, to reflect its then redemption value.

Revenue Recognition—The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the fee is fixed and determinable, and collectability is reasonably assured.

Center-based care revenues consist primarily of tuition, which consists of amounts paid by parents, supplemented in some cases by payments from employer sponsors and, to a lesser extent, by payments from government agencies. Revenue may also include management fees, operating subsidies paid either in lieu of or to supplement parent tuition, and fees for other services. Revenue for center-based care is recognized as the services are performed.

The Company enters into contracts with its employer sponsors to manage and operate their child care and early education centers and/or for the provision of back-up dependent care and other educational advisory services under various terms. The Company’s contracts to operate child care and early education centers are generally three to ten years in length with varying renewal options. The Company’s contracts for back-up dependent care and other educational advisory services are generally one to three years in length with varying renewal options. Revenue for these services is recognized as they are performed.

Common Stock Valuation and Stock-Based Compensation—The Company accounts for stock-based compensation using a fair value method. Stock-based compensation expense is recognized in the consolidated financial statements based on the grant-date fair value of the awards that are expected to vest. This expense is recognized on a straight-line basis over the requisite service period, which generally represents the vesting period, of each separately vesting tranche. The Company calculates the fair value of stock options using the Black-Scholes option-pricing model.

The key assumption in determining the fair value of stock-based awards on the date of grant is the fair value of the underlying Class L and Class A shares of common stock (collectively referred to herein as “common stock”). The fair value of the underlying common stock is determined using valuation models that rely primarily on a discounted cash flow approach to determine the enterprise value and the probability weighted expected return method to allocate the value of the invested capital to the two classes of stock.

Comprehensive (Loss) Income—Comprehensive (loss) income is comprised of net (loss) income and foreign currency translation adjustments, and is reported in the consolidated statements of comprehensive (loss) income net of taxes for all periods presented. The Company does not provide for U.S. income taxes on the portion of undistributed earnings of foreign subsidiaries that is intended to be permanently reinvested. Therefore, taxes are not provided for the related currency translation adjustments.

Earnings (Loss) Per Share—Net earnings (loss) per share is calculated using the two-class method, which is an earnings allocation formula that determines net income (loss) per share for the holders of the Company’s Class L and Class A shares. The Class L shares contain participation rights in any dividend paid by the Company or upon liquidation of the Company. Net income available to Class A common shareholders includes the effects of any Class L preference amounts. Net income available to shareholders is allocated on a pro rata basis to each share as if all of the earnings for the period had been distributed. Diluted net income (loss) per share is calculated using the treasury stock method for all outstanding stock options and the as-converted method for the Class L shares.

Subsequent Events—Subsequent events have been evaluated up through the date that these consolidated financial statements were filed.